Warrant Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Notes to Financial Statements
Warrant Liabilities

Note 8.       Warrant Liabilities

Warrants issued to the placement agent in connection with the 2010 Private Placement contained provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provisions) or that contain net settlement provisions. The Company accounted for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The warrants issued to the placement agent, in conjunction with the 2010 Private Placement, contained a down-round provision. The triggering event of the down-round provision was not based on an input to the fair value of “fixed-for-fixed” option and therefore was not considered indexed to the Company’s stock. Since the warrant contained a net settlement provision, and it was not indexed to the Company’s stock, it is accounted for as a liability.

The assumptions used in connection with the 2010 Private Placement with the valuation as of June 22, 2011 were as follows:

Number of shares underlying the warrants	520,000
Exercise price	$2.00 - $10.00
Volatility	158%
Risk-free interest rate	.68%
Expected dividend yield	0.00%
Expected warrant life (years)	1.83 – 2.08

The Company recognized these warrants as a liability equal to their fair value on each reporting date. On June 22, 2011, the warrant holders converted their warrants on a cashless basis into 331,303 common shares at an agreed upon stock price of $16.40 per share. As a result of the warrant conversion we re-measured the fair value of these warrants as of June 22, 2011, and recorded other income associated with the re-measurement of $523,553.

In connection with our $1,800,000 12% convertible debenture issuance in August 2011, the Company issued warrants to the investors and placement agent which contained provisions that protect holders from a decline in the issue price of our common stock or “down-round” provisions. The warrants also contain net settlement provisions. Accordingly, the Company accounted for these warrants as liabilities instead of equity. In addition, we considered the dilution and repricing provisions triggered by the Company’s October 2011 follow-on offering which impacted the accounting recognition of this financing.

The Company initially recognized these warrants as liabilities equal to their allocated fair value of $1,556,289 on issuance which was recorded as a debt discount on the debenture. The debt discount was accreted to interest expense throughout the term of the debentures. The Company recorded a warrant liability of $1,522,784 related to the placement agent warrants on their date of issuance with the offset recorded to debt issuance costs. The warrants were revalued as of December 31, 2011 and the Company recognized warrant revaluation income of $208,796 for the three months ended December 31, 2011 and a warrant revaluation expense of $5,880,528 for the nine months ended December 31, 2011 in relation to this transaction.

The assumptions used in connection with the valuation of warrants issued in connection with our 12% convertible debenture financing on the date of grant were as follows:

Number of shares underlying the warrants	9,953,438
Exercise price	$0.64
Volatility	190%
Risk-free interest rate	.35%
Expected dividend yield	0.00%
Expected warrant life (years)	3.00

The assumption used in connection with the valuation of warrants issued in connection with our $12,500,000 Unit Offering were as follows:

Number of shares underlying the warrants	22,925,313
Exercise price	$0.64 - $1.00
Volatility	190%
Risk-free interest rate	1.13%
Expected dividend yield	0.00%
Expected warrant life (years)	5.00

The assumptions used in connection with the remeasurement at December 31, 2011 of the warrants issued with our 12% convertible debenture financing and $12,500,000 were as follows:

Number of shares underlying the warrants	32,878,751
Exercise price	$.064 - $1.00
Volatility	190%
Risk-free interest rate	.83%
Expected dividend yield	0.00%
Expected warrant life (years)	2.75 - 4.83

Recurring Level 3 Activity and Reconciliation

The tables below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the nine months ended December 31, 2011 for all financial liabilities categorized as Level 3 as of December 31, 2011.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability 2010 Private Placement:
Balance as of April 1, 2011	$4,117,988
Decrease in fair value of warrants as of conversion date	(523,553)
Conversion to common stock	(3,594,435)
Balance as of December 31, 2011	$—

Warrant liability 12% convertible debenture:
Balance as of April 1, 2011	$—
Initial measurement of investor warrants	1,556,289
Initial measurement of placement agent warrants	1,522,784
Increase in fair value warrants included in earnings	5,880,528
Balance as of December 31, 2011	$8,959,601

Warrant liability $12,500,000 Unit Offering related:
Balance as of April 1, 2011	$—
Initial measurement of warrants:
Unit Offering investors	18,812,123
Unit Offering placement agent	3,768,606
12% convertible debenture conversion	3,482,334
Octagon convertible debenture conversion	1,422,057
Related party note conversion	162,304
Total initial measurements	27,647,424
Decrease in fair value included in earnings	(5,768,396)
Balance at December 31, 2011	$21,879,028

Summary of warrant liability:
Balance as of April 1, 2011	$4,117,988

Conversion to common stock	(3,594,435)
Initial measurements 12% convertible debentures – investor warrants	1,556,289
Initial measurements 12% convertible debentures – placement agent	1,522,783
Initial measurements of $12,500,000 Unit Offering	27,647,425
Decrease in fair value at conversion date	(523,553)
Increase in fair value of warrants included in earnings	112,132
Balance as of December 31, 2011	$30,838,629

Note 7. Warrant Liability

Warrants issued to the placement agent in connection with the 2010 Private Placement contained provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provisions) or that contain net settlement provisions. The Company accounts for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The warrants issued to the placement agent, in conjunction with the 2010 Private Placement, contain a down-round provision. The triggering event of the down-round provision was not based on an input to the fair value of “fixed-for-fixed” option and therefore is not considered indexed to the Company’s stock. Since the warrant contains a net settlement provision, and it is not indexed to the Company’s stock, it is accounted for as a liability.

The Company recognizes these warrants as a liability equal to their fair value on each reporting date. The warrant liability initially recognized at issuance totaled $2,182,732. We re-measured the fair value of these warrants as of March 31, 2011, and recorded other expense of $1,935,256 resulting from the increase of the liability associated with the fair value of the warrants for the year. The Company computed the value of the warrants using the Black-Scholes method including the probability the warrants underlying the placement agent options would be exercised. The following are the key assumptions used:

For the year Ended March 31, 2011
Number of shares underlying warrants	520,000
Exercise price	$2.00 - $10.00
Volatility	79%
Risk-free interest rate	.64% - 1.51%
Expected dividend yield	0%
Expected warrant life (years)	2.08 – 3.00

The Company’s recurring fair value measurements at March 31, 2011 related only to the warrants issued to the placement agent, and had a fair value of $4,117,988. The inputs used in measuring the fair value of these warrants are of Level 3, significant unobservable inputs.

No other warrants issued by the Company contain down-round provisions.

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the twelve months for all financial liabilities categorized as Level 3 as of March 31, 2011.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability:
Balance as of April 1, 2010	$—
Initial measurement of warrants	2,182,732
Increase in fair value of warrants included earnings	1,935,256
Balance as of March 31, 2011	$4,117,988